Note 7 - Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
7 Cash and cash equivalents

	As of December 31,
	2011	2012
	$	$
Cash	24,775,703	19,074,190
Investment in money market accounts	1,430	—
Time deposits with tenor less than 90 days	16,144,685	15,967,482
Total	40,921,818	35,041,672

Interest income earned from the above cash and cash equivalents amounted to $ 2,110,361, $2,275,070 and $969,197 for the years ended December 31, 2010 and 2011 and 2012, respectively.